Amplify Weight Loss Drug & Treatment ETF
Schedule of Investments
June 30, 2026 (Unaudited)

COMMON STOCKS - 96.9%	Shares		Value
Health Care - 96.9% (a)
AbbVie, Inc.	901		$ 226,728
Amgen, Inc.	552		199,890
Arrowhead Pharmaceuticals, Inc. (b)	2,431		198,151
AstraZeneca PLC	1,049		198,911
Chugai Pharmaceutical Co. Ltd.	4,300		199,331
CSPC Pharmaceutical Group Ltd.	220,000		195,536
Eli Lilly & Co.	337		404,208
Hanmi Pharm Co. Ltd.	341		87,489
Hims & Hers Health, Inc. (b)	7,013		243,141
Innovent Biologics, Inc. (b)(c)(d)	21,500		218,234
Jiangsu Hengrui Pharmaceuticals Co. Ltd. - Class H	13,400		98,850
Kailera Therapeutics, Inc. (b)	4,864		107,154
Merck & Co., Inc.	1,550		199,175
Novo Nordisk AS - ADR	8,881		425,755
Pfizer, Inc.	7,957		191,605
Regeneron Pharmaceuticals, Inc.	314		195,791
Roche Holding AG	478		197,209
Scholar Rock Holding Corp. (b)	4,531		249,205
Viking Therapeutics, Inc. (b)	6,142		239,599
Zealand Pharma AS (b)	3,434		152,109
TOTAL COMMON STOCKS (Cost $3,841,057)			4,228,071

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 2.0%	Shares		Value
Invesco Government & Agency Portfolio - Institutional Class, 3.57% (e)	87,847		87,847
TOTAL MONEY MARKET FUNDS (Cost $87,847)			87,847

TOTAL INVESTMENTS - 98.9% (Cost $3,928,904)			4,315,918
Other Assets in Excess of Liabilities - 1.1%		0.01114	48,608
TOTAL NET ASSETS - 100.0%			$ 4,364,526

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

(b)	Non-income producing security.
(c)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2026, the value of these securities total $218,234 or 5.0% of the Fund’s net assets.

(d)
Security is exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. As of June 30, 2026, the value of these securities total $218,234 or 5.0% of the Fund’s net assets.

(e)	The rate shown represents the 7-day annualized yield as of June 30, 2026.

Summary of Fair Value Disclosure as of June 30, 2026 (Unaudited)

Amplify Weight Loss Drug & Treatment ETF has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$ 4,228,071	$ –	$ –	$ 4,228,071
Money Market Funds	87,847	–	–	87,847
Total Investments	$ 4,315,918	$ –	$ –	$ 4,315,918

Refer to the Schedule of Investments for further disaggregation of investment categories.